UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: JUNE 30, 2015 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG SouthernSun Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2015

	Shares	Value
Common Stocks - 97.3%
Consumer Discretionary - 16.1%
Ascent Capital Group, Inc. Class A*	210,500	$8,996,770
Columbia Sportswear Co.	274,639	16,604,674
Iconix Brand Group, Inc.*	1,176,303	29,372,286
Tenneco, Inc.*	449,010	25,791,134
Thor Industries, Inc.	400,071	22,515,996
Total Consumer Discretionary		103,280,860
Consumer Staples - 12.8%
Darling Ingredients, Inc.*	2,310,486	33,871,725
The Fresh Market, Inc.*,[1]	1,009,545	32,446,776
Sanderson Farms, Inc.[1]	211,860	15,923,398
Total Consumer Staples		82,241,899
Energy - 6.9%
CARBO Ceramics, Inc.	408,056	16,987,371
Newfield Exploration Co.*	758,800	27,407,856
Total Energy		44,395,227
Health Care - 14.1%
Amsurg Corp.*	434,848	30,417,618
Centene Corp.*	412,770	33,186,708
Hill-Rom Holdings, Inc.	492,135	26,737,695
Total Health Care		90,342,021
Industrials - 31.8%
AGCO Corp.	646,521	36,709,462
The Brink’s Co.	887,724	26,125,717
Chicago Bridge & Iron Co., N.V.[1]	662,160	33,134,486
Clean Harbors, Inc.*	609,035	32,729,541
IDEX Corp.	323,715	25,437,525
Nordson Corp.	202,689	15,787,446
The Timken Co.	628,545	22,985,891
Trinity Industries, Inc.	448,120	11,843,812
Total Industrials		204,753,880
Information Technology - 9.1%
Broadridge Financial Solutions, Inc.	546,835	27,347,218
Diebold, Inc.	891,841	31,214,435
Total Information Technology		58,561,653
Materials - 6.5%
Intrepid Potash, Inc.*	1,221,145	14,580,471
Koppers Holdings, Inc.	320,948	7,933,835

	Shares	Value
TimkenSteel Corp.	707,865	$19,105,276
Total Materials		41,619,582
Total Common Stocks (cost $559,114,290)		625,195,122

	Principal Amount
Short-Term Investments - 9.9%
Repurchase Agreements - 6.7%[2]
Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $10,212,430 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 05/20/65, totaling $10,416,635)	$10,212,387	10,212,387
Citigroup Global Markets, Inc., dated 06/30/15, due 07/01/15, 0.140%, total to be received $10,212,427 (collateralized by various U.S. Government Agency Obligations, 0.625% - 6.500%, 11/15/16 - 07/01/45, totaling $10,416,635)	10,212,387	10,212,387
Daiwa Capital Markets America, dated 06/30/15, due 07/01/15, 0.180%, total to be received $10,212,438 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 11/15/15 - 03/01/48 and cash, totaling $10,416,584)	10,212,387	10,212,387
RBC Capital Markets LLC, dated 06/30/15, due 07/01/15, 0.100%, total to be received $7,520,867 (collateralized by various U.S. Government Agency Obligations, 2.375% - 6.500%, 03/01/19 - 02/20/65, totaling $7,671,263)	7,520,846	7,520,846
State of Wisconsin Investment Board, dated 06/30/15, due 07/01/15, 0.200%, total to be received $4,841,410 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 01/15/17 - 01/15/29, totaling $4,940,064)	4,841,383	4,841,383
Total Repurchase Agreements		42,999,390

	Shares
Other Investment Companies - 3.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	20,696,710	20,696,710
Total Short-Term Investments (cost $63,696,100)		63,696,100
Total Investments - 107.2% (cost $622,810,390)		688,891,222
Other Assets, less Liabilities - (7.2)%		(46,020,240)
Net Assets - 100.0%		$642,870,982

AMG SouthernSun U.S. Equity Fund Schedule of Portfolio Investments (unaudited) June 30, 2015

	Shares	Value
Common Stocks - 88.1%
Consumer Discretionary - 14.1%
Hanesbrands, Inc.	1,552,215	$51,719,804
Murphy USA, Inc.*	292,738	16,340,635
Polaris Industries, Inc.	173,690	25,725,226
Thor Industries, Inc.	595,670	33,524,308
Total Consumer Discretionary		127,309,973
Consumer Staples - 5.4%
Darling Ingredients, Inc.*	3,286,290	48,177,011
Energy - 7.3%
Newfield Exploration Co.*	1,062,661	38,383,315
Tidewater, Inc.[1]	1,188,109	27,005,718
Total Energy		65,389,033
Health Care - 5.3%
Centene Corp.*	594,280	47,780,112
Industrials - 36.7%
The ADT Corp.[1]	1,406,295	47,209,323
AGCO Corp.[1]	885,800	50,295,724
Chicago Bridge & Iron Co., N.V.[1]	962,580	48,167,503
Clean Harbors, Inc.*	923,375	49,622,173
Flowserve Corp.	810,225	42,666,449
IDEX Corp.	524,420	41,208,924
The Timken Co.	976,725	35,718,833
Trinity Industries, Inc.	561,305	14,835,291
Total Industrials		329,724,220
Information Technology - 11.8%
Broadridge Financial Solutions, Inc.	793,355	39,675,684
Knowles Corp.*,[1]	1,203,160	21,777,196
The Western Union Co.	2,207,695	44,882,439
Total Information Technology		106,335,319
Materials - 3.2%
MeadWestvaco Corp.	615,743	29,056,912
Utilities - 4.3%
OGE Energy Corp.	1,341,595	38,329,369
Total Common Stocks (cost $785,604,517)		792,101,949

	Principal Amount	Value
Short-Term Investments - 20.4%
Repurchase Agreements - 7.9%[2]
Cantor Fitzgerald Securities, Inc., dated 06/30/15, due 07/01/15, 0.150%, total to be received $16,845,693 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 07/15/15 - 05/20/65, totaling $17,182,536)	$16,845,623	$16,845,623
Citigroup Global Markets, Inc., dated 06/30/15, due 07/01/15, 0.140%, total to be received $16,845,689 (collateralized by various U.S. Government Agency Obligations, 0.625% - 6.500%, 11/15/16 - 07/01/45, totaling $17,182,536)	16,845,623	16,845,623
Daiwa Capital Markets America, dated 06/30/15, due 07/01/15, 0.180%, total to be received $16,845,707 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 11/15/15 - 03/01/48 and cash, totaling $17,182,453)	16,845,623	16,845,623
RBC Capital Markets LLC, dated 06/30/15, due 07/01/15, 0.100%, total to be received $12,405,754 (collateralized by various U.S. Government Agency Obligations, 2.375% - 6.500%, 03/01/19 - 02/20/65, totaling $12,653,834)	12,405,720	12,405,720
State of Wisconsin Investment Board, dated 06/30/15, due 07/01/15, 0.200%, total to be received $7,986,177 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 01/15/17 - 01/15/29, totaling $8,148,913)	7,986,133	7,986,133
Total Repurchase Agreements		70,928,722

	Shares
Other Investment Companies - 12.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.08%	67,632,552	67,632,552
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.12%	45,031,012	45,031,012
Total Other Investment Companies		112,663,564
Total Short-Term Investments (cost $183,592,286)		183,592,286

Total Investments - 108.5% (cost $969,196,803)		975,694,235
Other Assets, less Liabilities - (8.5)%		(76,100,350)
Net Assets - 100.0%		$899,593,885

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG SouthernSun Small Cap Fund	$623,028,206	$101,832,593	$(35,969,577)	$65,863,016
AMG SouthernSun U.S. Equity Fund	969,212,918	82,742,977	(76,261,660)	6,481,317

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG SouthernSun Small Cap Fund	$42,314,988	6.6%
AMG SouthernSun U.S. Equity Fund	69,267,030	7.7%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the June 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of June 30, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun Small Cap Fund
Investments in Securities
Common Stocks†	$625,195,122	—	—	$625,195,122
Short-Term Investments
Repurchase Agreements	—	$42,999,390	—	42,999,390
Other Investment Companies	20,696,710	—	—	20,696,710

Total Investments in Securities	$645,891,832	$42,999,390	—	$688,891,222

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun U.S. Equity Fund
Investments in Securities
Common Stocks†	$792,101,949	—	—	$792,101,949
Short-Term Investments
Repurchase Agreements	—	$70,928,722	—	70,928,722
Other Investment Companies	112,663,564	—	—	112,663,564

Total Investments in Securities	$904,765,513	$70,928,722	—	$975,694,235

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of June 30, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG SOUTHERNSUN SMALL CAP FUND
AMG SOUTHERNSUN U.S. EQUITY FUND

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	August 19, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	August 19, 2015